Restricted Cash, Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2020
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 5 - Restricted Cash, Deposits and Marketable Securities

	December 31
	2020	2019
	€ in thousands
Marketable securities (1)	1,761	2,242
Short-term restricted cash	-	22,162
Short-term deposits	8,113	6,446
Long-term restricted non-interest bearing bank deposits (2)	2,138	3,094
Restricted cash, long-term bank deposits (3)	7,793	7,862
Long-term restricted cash and deposits	9,931	10,956

(1)	During 2020, the Company invested in a traded Corporate Bond (rated BB+ by Moody's) with a coupon rate of 5.569%.
(2)
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).

(3)	Bank deposits used to secure obligations under loan agreements (see Note 11).